Income Taxes (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards, approximate	$ 13,000,000
Operating loss carryforwards, expiration date	Mar. 31, 2028